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                                                                  April 14, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: SunAmerica Series Trust (the "Registrant")
             Registration File Nos. 33-52742 and 811-07238
             CIK No. 0000892538

Commissioners:

     On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 37 ("Amendment") under the Securities Act of 1933, as amended (the "1933 Act"), to the Registrant's Registration Statement on Form N-1A concurrently with this letter. I have reviewed this Registration Statement, filed pursuant to Rule 485(b) of the 1933 Act, and represent that this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

     The Amendment, pursuant to Rule 485(b), will be effective on May 2, 2005. Please contact me at 713.831.5165 if you have questions or need further information.

                                                       Very truly yours,

                                                       /s/ Nori L. Gabert

                                                       Nori L. Gabert